Short-Term Debts	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Short-Term Debts
10.	Short-term debts

	As of December 31,
	2020	2021
Short-term bank loans	34,754	—

During the years ended December 31, 2020, the Company entered into certain short-term loan agreements with various banks with aggregated principal amount of RMB200,000 with interest rates ranging from 4.35% to 4.79% per annum and RMB152,000 with interest rates ranging from 2.70% to 2.85% per annum, respectively. As of December 31, 2020, the aggregated outstanding principal amounts under these agreements were

RMB35,000 bearing interest rate 2.84%
per annum. The Company repaid the full balance in 2021.